Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 15 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Accrued payroll and welfare	$519,241	$463,232
Other payable for leasehold improvements	1,520,202	1,532,075
Accrued professional service expenses	327,733	231,992
Other current liabilities	1,162,310	819,677
Total	$3,529,486	$3,046,976

As of March 31, 2022 and 2021, the balances of other current liabilities $1,162,310 and $819,677, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.